Consolidated Condensed Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Statement of Comprehensive Income [Abstract]
Net Income	$ 252	$ 168
Other Comprehensive Income (Loss), Net of Taxes:
Derivatives accounted for as cash flow hedges	(2)	(9)
Investments	3	(2)
Currency translation	(11)	(1)
Postretirement benefits	2	1
Total Other Comprehensive Income (Loss), Net of Taxes	(8)	(11)
Comprehensive Income (Loss)	244	157
Less: Comprehensive Income (Loss) Attributable to Noncontrolling Interests	(2)	(5)
Comprehensive Income Attributable to Tyson	$ 246	$ 162